COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	Sep. 30, 2020 USD ($) home	Dec. 31, 2019 USD ($)
COMMITMENTS
Number of homes agreed to purchase	716	2,639
Aggregate purchase price	$ 181.5	$ 616.1